IMPORTANT NOTICE TO SHAREHOLDERS

WILSHIRE MUTUAL FUNDS, INC.
(the “Company”)

Large Company Growth Portfolio	Wilshire 5000 IndexSM Fund
Investment Class Shares (DTLGX)	Investment Class Shares (WFIVX)
Institutional Class Shares (WLCGX)	Institutional Class Shares (WINDX)

Large Company Value Portfolio	Wilshire International Equity Fund
Investment Class Shares (DTLVX)	Investment Class Shares (WLCTX)
Institutional Class Shares (WLCVX)	Institutional Class Shares (WLTTX)

Small Company Growth Portfolio	Wilshire Income Opportunities Fund
Investment Class Shares (DTSGX)	Investment Class Shares (WIORX)
Institutional Class Shares (WSMGX)	Institutional Class Shares (WIOPX)

Small Company Value Portfolio	(each a “Fund,” and collectively, the “Funds”)
Investment Class Shares (DTSVX)
Institutional Class Shares (WSMVX)

Supplement dated January 12, 2021 to the Company’s Summary Prospectus,
Statutory Prospectus, and Statement of Additional Information (“SAI”),
each dated April 30, 2020, as previously supplemented

THIS SUPPLEMENT REPLACES AND SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE COMPANY’S SUMMARY PROSPECTUS,
STATUTORY PROSPECTUS, AND SAI

Effective January 8, 2021, Wilshire Associates Incorporated, the investment adviser to the Funds, has changed its name to Wilshire Advisors, LLC. Accordingly, all references in the Company’s Summary Prospectus, Statutory Prospectus, and SAI to “Wilshire Associates Incorporated” are hereby deleted and replaced with references to “Wilshire Advisors, LLC.”